Derivative Financial Instruments (Notes)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
23.  Derivative Financial Instruments
The fair values of derivatives are reported in other assets, deposits, or accounts payable and accrued liabilities. The fair values are derived using the valuation techniques described in Note 24. The total notional or contractual amounts and fair values as of December 31, 2013 and 2012 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2013
Qualifying hedge contracts accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$253,000	$—	$27,897
Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
IRLCs	590,020	896	2,566
Forward and optional forward sales commitments	1,001,489	12,228	2,948
Interest rate swaps	75,239	—	347
Foreign exchange contracts	807,732	4,073	14,318
Foreign currency, commodity and metals indexed options	171,405	7,719	—
Options embedded in client deposits	170,176	—	7,689
Indemnification assets	147,897	7,531	—
Total freestanding derivatives		32,447	27,868
Netting and cash collateral adjustments (1)		(4,277)	(40,367)
Total derivatives		$28,170	$15,398

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2012
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Fair Value hedges:
Interest rate swaps	$31,247	$—	$579
Cash flow hedges:
Forward interest rate swaps	703,000	$—	$105,166
Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
IRLCs	1,737,555	10,904	970
Forward sales commitments	2,781,788	2,498	6,481
Foreign exchange contracts	963,820	10,368	2,121
Equity, foreign currency, commodity and metals indexed options	150,885	15,880	—
Options embedded in client deposits	150,181	—	15,750
Indemnification assets	273,687	9,092	—
Total freestanding derivatives		48,742	25,322
Netting and cash collateral adjustments (1)		(15,481)	(110,641)
Total derivatives		$33,261	$20,426

(1)
Amounts represent the effect of legally enforceable master netting agreements that allow the Company to settle positive and negative positions as well as cash collateral and related accrued interest held or placed with the same counterparties. Amounts as of December 31, 2013 and 2012 include derivative positions netted totaling $1,763 and $651, respectively.

Cash Flow Hedges
As of December 31, 2013, AOCI included $18,321 of deferred pre-tax net losses expected to be reclassified into earnings during the next 12 months for derivative instruments designated as cash flow hedges of forecasted transactions. The Company is hedging its exposure to the variability of future cash flows for forecasted transactions of fixed-rate debt for a maximum of 10 years.
Freestanding Derivatives
The following table shows the net losses recognized for the years ended December 31, 2013, 2012 and 2011 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in noninterest income, except for the indemnification assets which are recognized in general and administrative expense.

	2013	2012	2011
Gains (losses) on interest rate contracts (1)	$86,772	$(118,875)	$(69,490)
Gains (losses) on indemnification assets (2)	(1,561)	552	(8,680)
Other	(172)	316	(444)
Total	$85,039	$(118,007)	$(78,614)

(1)	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
(2)     Refer to Note 24 for additional information relating to the indemnification asset.
Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.
Credit Risk Contingent Features
Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in a net liability position on December 31, 2013 and 2012 was $42,562 and $107,215, respectively. The Company offsets derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of December 31, 2013 and 2012, $42,130 and $109,990, respectively, in collateral was netted against liability derivative positions subject to master netting agreements. As of December 31, 2013 and 2012, $6,370 and $40,260, respectively, of collateral was posted for positions not subject to master netting agreements.
Counterparty Credit Risk
The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. The Company minimizes this risk through obtaining credit approvals, monitoring credit limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company offsets derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of December 31, 2013 and 2012, $6,040 and $14,830, respectively, in collateral was netted against asset derivative positions subject to master netting agreements. As of December 31, 2013 and 2012, the Company held $6,040 and $15,220, respectively, in collateral from its counterparties. Counterparty credit risk related to derivatives is considered in determining fair value.